Parent Entity Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Statement of financial position [abstract]
Summary of Information Extracted From Books and Records of Parent

The following information has been extracted from the books and records of the parent and has been prepared in accordance with International Financial Reporting Standards.

	As of December 31,	As of December 31,
(in U.S. Dollars)	2025	2024
Balance sheet
Current assets	$46,085,103	$41,577,200
Total assets	230,083,415	173,594,574
Current liabilities	68,412,343	36,004,317
Total liabilities	68,412,343	36,004,317

Shareholders' equity
Issued capital	485,478,860	367,537,075
Reserves
Share based payment reserve	47,819,268	48,945,260
Foreign currency translation reserve	(26,945,635)	(50,624,018)
Convertible loan note reserve	4,523,095	4,523,095
Accumulated losses	(349,204,516)	(232,791,155)
Total equity	$161,671,072	$137,590,257

	At December 31,	At December 31,
	2025	2024
Statement of Profit or Loss and Other Comprehensive Income
Total loss and total comprehensive loss	$(116,413,361)	$(53,284,969)